Income tax credit - Reconciliation of total income tax credit (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of the total tax expense
Loss before income tax	£ (39,664,000)	£ (130,724,000)	£ (32,574,000)
Loss before tax multiplied by UK corporation tax rate of 25.0% (2024: 25.0% - UK corporation tax rate; 2023: 20.5% - weighted average UK corporation tax rate)	9,916,000	32,681,000	6,678,000
Tax effects of:
Adjustment in respect of previous years	(284,000)	(82,000)	(491,000)
Expenses not deductible for tax purposes	(2,080,000)	(13,287,000)	(2,650,000)
Irrecoverable foreign tax credits	(911,000)	(1,747,000)	(572,000)
Impact of change in UK Corporation tax rate			931,000
Total income tax credit	£ 6,641,000	£ 17,565,000	£ 3,896,000
UK
Tax effects of:
Corporate tax rate	25.00%	25.00%	20.50%
Deferred tax rate			25.00%